DEPRECIATION OF ASSETS - Summary of Depreciation and Impairment of Assets (Detail) - ARS ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Depreciation amortization and impairment [abstract]
Depreciation	$ (35,068,796)	$ (23,031,804)
Amortization of Organization and Development Expenses	(21,674,162)	(22,061,638)
Depreciation	(3,538,249)	(188,866)
Others	(1,745,324)	(440,647)
Total	$ (62,026,531)	$ (45,722,955)